Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Weighted-Average Number of Ordinary Shares (Diluted)
	2024	2023	2022
	Number of shares
Weighted-average number of ordinary shares (basic)	673,044,737	544,906,149	544,906,149
Effect of warrants	31,118,361	-	-

Weighted average number of ordinary shares (diluted)	704,163,099	544,906,149	544,906,149